Buffalo High Yield Fund
Schedule of Investments
June 30, 2021 (Unaudited)

Shares or Face Amount			Fair Value*
		PREFERRED STOCKS - 2.30%
		Energy - 1.19%
		Oil, Gas & Consumable Fuels - 1.19%
		NuStar Energy LP (3 Month LIBOR USD + 6.880%)
137,482		9.000% (effective 12/15/2022, 3 Month LIBOR USD + 6.880%), 12/15/2022(d)(e)	3,492,043
		Total Energy (Cost $2,977,248)	3,492,043

		Financials - 1.11%
		Diversified Financial Services - 1.11%
		Compass Diversified Holdings
100,000		7.875%, 7/30/2022(f)	2,622,000
25,000		7.250%, 1/30/2025(f)	654,750
		Total Financials (Cost $3,094,298)	3,276,750

		TOTAL PREFERRED STOCKS (Cost $6,071,546)	6,768,793

		CONVERTIBLE BONDS - 16.97%
		Communication Services - 1.02%
		Diversified Telecommunication Services - 0.70%
		Bandwidth, Inc.
2,000,000		0.500%, 04/01/2028 (b)	2,065,000
		Interactive Media & Services - 0.32%
		TripAdvisor, Inc.
1,000,000		0.250%, 04/01/2026 (b)	942,500
		Total Communication Services (Cost $2,961,315)	3,007,500

		Consumer Discretionary - 1.01%
		Diversified Consumer Services - 0.63%
		Stride, Inc.
2,000,000		1.125%, 09/01/2027 (b)	1,862,400
		Internet & Direct Marketing Retail - 0.38%
		Etsy, Inc.
1,000,000		0.250%, 06/15/2028 (b)	1,107,000
		Total Consumer Discretionary (Cost $2,919,383)	2,969,400

		Financials - 0.73%
		Consumer Finance - 0.73%
		PRA Group, Inc.
2,000,000		3.500%, 06/01/2023	2,157,500
		Total Financials (Cost $2,019,922)	2,157,500

		Health Care - 3.59%
		Biotechnology - 0.62%
		Flexion Therapeutics, Inc.
2,000,000		3.375%, 05/01/2024	1,815,508
		Health Care Equipment & Supplies - 1.58%
		Invacare Corp.
3,000,000		4.250%, 03/15/2026 (b)	3,008,678
		SmileDirectClub, Inc.
2,000,000		0.000%, 02/01/2026	1,647,500
			4,656,178
		Pharmaceuticals - 1.39%
		Avadel Finance Cayman Ltd.
550,000		4.500%, 02/01/2023 (a)(b)	561,112
		Revance Therapeutics, Inc.
3,000,000		1.750%, 02/15/2027	3,514,972
			4,076,084
		Total Health Care (Cost $10,583,746)	10,547,770

		Industrials - 3.02%
		Air Freight & Logistics - 0.87%
		Air Transport Services Group, Inc.
2,500,000		1.125%, 10/15/2024	2,547,000
		Airlines - 1.43%
		Southwest Airlines Co.
1,500,000		1.250%, 05/01/2025	2,279,062
		Spirit Airlines, Inc.
2,000,000		1.000%, 05/15/2026	1,916,200
			4,195,262
		Machinery - 0.72%
		The Greenbrier Companies, Inc.
1,000,000		2.875%, 02/01/2024	1,073,800
1,000,000		2.875%, 04/15/2028 (b)	1,046,000
			2,119,800
		Total Industrials (Cost $8,009,847)	8,862,062

		Information Technology - 7.60%
		Communications Equipment - 0.65%
		Lumentum Holdings, Inc.
1,750,000		0.500%, 12/15/2026	1,896,650
		Software - 6.95%
		Avaya Holdings Corp.
2,000,000		2.250%, 06/15/2023	2,345,000
		Cerence, Inc.
550,000		3.000%, 06/01/2025	1,620,825
		Guidewire Software, Inc.
2,000,000		1.250%, 03/15/2025	2,348,750
		J2 Global, Inc.
3,000,000		1.750%, 11/01/2026 (b)	3,838,200
		Mitek Systems, Inc.
2,500,000		0.750%, 02/01/2026 (b)	2,867,250
		Nuance Communications, Inc.
2,810,000		1.500%, 11/01/2035	7,411,375
			20,431,400
		Total Information Technology (Cost $14,253,849)	22,328,050

		TOTAL CONVERTIBLE BONDS (Cost $40,748,062)	49,872,282

		CORPORATE BONDS - 60.43%
		Administrative and Support and Waste Management and Remediation Services - 0.70%
		Business Support Services - 0.35%
		GLOBAL CASH ACCESS, Inc.
1,000,000		5.000%, 07/15/2029 (b)	1,020,625
		Office Administrative Services - 0.35%
		Cargo Aircraft Management, Inc.
1,000,000		4.750%, 02/01/2028 (b)	1,023,040
		Total Administrative and Support and Waste Management and Remediation Services (Cost $2,033,666)	2,043,665

		Agriculture, Forestry, Fishing and Hunting - 0.71%
		Forest Nurseries and Gathering of Forest Products - 0.71%
		Enviva Partners LP / Enviva Partners Finance Corp.
2,000,000		6.500%, 01/15/2026 (b)	2,094,000
		Total Agriculture, Forestry, Fishing and Hunting (Cost $2,015,940)	2,094,000

		Communication Services - 4.27%
		Entertainment - 1.08%
		Live Nation Entertainment, Inc.
1,000,000		4.875%, 11/01/2024 (b)	1,018,000
500,000		5.625%, 03/15/2026 (b)	521,690
250,000		4.750%, 10/15/2027 (b)	259,688
		Netflix, Inc.
250,000		5.500%, 02/15/2022	256,924
1,000,000		5.750%, 03/01/2024	1,124,375
			3,180,677
		Interactive Media & Services - 2.00%
		Cars.com, Inc.
2,500,000		6.375%, 11/01/2028 (b)	2,669,775
		Match Group, Inc.
1,000,000		5.000%, 12/15/2027 (b)	1,054,615
		TripAdvisor, Inc.
2,000,000		7.000%, 07/15/2025 (b)	2,156,000
			5,880,390
		Media - 1.19%
		AMC Networks, Inc.
596,000		5.000%, 04/01/2024	605,286
		Gray Television, Inc.
2,060,000		5.875%, 07/15/2026 (b)	2,129,525
500,000		4.750%, 10/15/2030 (b)	498,890
		Townsquare Media, Inc.
250,000		6.875%, 02/01/2026 (b)	267,812
			3,501,513
		Total Communication Services (Cost $11,932,058)	12,562,580

		Consumer Staples - 1.08%
		Food Products - 1.08%
		Performance Food Group, Inc.
3,000,000		5.500%, 10/15/2027 (b)	3,161,625
		Total Consumer Staples (Cost $3,000,000)	3,161,625

		Consumer Discretionary - 5.25%
		Auto Components - 0.68%
		Patrick Industries, Inc.
2,000,000		4.750%, 05/01/2029 (b)	1,992,980
		Hotels, Restaurants & Leisure - 2.20%
		Carrols Restaurant Group, Inc.
1,500,000		5.875%, 07/01/2029 (b)	1,488,750
		Nathan's Famous, Inc.
1,500,000		6.625%, 11/01/2025 (b)	1,546,455
		Royal Caribbean Cruises Ltd.
1,615,000		7.500%, 10/15/2027 (a)	1,876,638
		Six Flags Entertainment Corp.
1,500,000		5.500%, 04/15/2027 (b)	1,551,435
			6,463,278
		Leisure Products - 1.15%
		Brunswick Corp.
3,000,000		7.375%, 09/01/2023	3,393,269
		Textiles, Apparel & Luxury Goods - 1.22%
		PVH Corp.
3,120,000		7.750%, 11/15/2023	3,593,084
		Total Consumer Discretionary (Cost $13,919,543)	15,442,611

		Consumer Staples - 1.35%
		Food Products - 1.35%
		TreeHouse Foods, Inc.
4,000,000		4.000%, 09/01/2028	3,975,980
		Total Consumer Staples (Cost $4,000,000)	3,975,980

		Energy - 18.14%
		Energy Equipment & Services - 1.31%
		Bristow Group, Inc.
2,250,000		6.875%, 03/01/2028 (b)	2,298,229
		Precision Drilling Corp.
1,500,000		6.875%, 01/15/2029 (a)(b)	1,546,875
			3,845,104
		Oil, Gas & Consumable Fuels - 16.83%
		Antero Midstream Partners LP / Antero Midstream Finance Corp.
2,000,000		7.875%, 05/15/2026 (b)	2,241,800
		Antero Resources Corp.
1,000,000		8.375%, 07/15/2026 (b)	1,138,750
500,000		7.625%, 02/01/2029 (b)	555,650
1,000,000		5.375%, 03/01/2030 (b)	1,021,880
		California Resources Corp.
3,500,000		7.125%, 02/01/2026 (b)	3,687,810
		CNX Resources Corp.
4,000,000		7.250%, 03/14/2027 (b)	4,291,880
100,000		6.000%, 01/15/2029 (b)	108,264
		Comstock Resources, Inc.
600,000		6.750%, 03/01/2029 (b)	639,888
		CONSOL Energy, Inc.
4,000,000		11.000%, 11/15/2025 (b)	4,005,000
		Delek Logistics Partners LP / Delek Logistics Finance Corp.
3,000,000		6.750%, 05/15/2025	3,093,975
1,000,000		7.125%, 06/01/2028 (b)	1,056,360
			4,150,335
		Energy Transfer Operating LP
4,500,000		7.125%, 11/15/2165	4,657,500
		Matador Resources Co.
5,500,000		5.875%, 09/15/2026	5,672,425
		MPLX LP
7,000,000		6.875% (3 Month LIBOR USD + 4.652%), 08/15/2023	7,165,200
		Northern Oil and Gas, Inc.
5,600,000		8.125%, 03/01/2028 (b)	6,041,392
		Oasis Petroleum, Inc.
1,100,000		6.375%, 06/01/2026 (b)	1,148,378
		SM Energy Co.
1,100,000		6.500%, 07/15/2028	1,131,647
		Viper Energy Partners LP
1,750,000		5.375%, 11/01/2027 (b)	1,828,059
			49,485,858
		Total Energy (Cost $51,071,831)	53,330,962

		Finance and Insurance - 0.09%
		Activities Related to Credit Intermediation - 0.09%
		Scripps Escrow II, Inc.
250,000		5.375%, 01/15/2031 (b)	249,524
		Total Finance and Insurance (Cost $250,000)	249,524

		Financials - 3.43%
		Capital Markets - 0.88%
		Donnelley Financial Solutions, Inc.
2,500,000		8.250%, 10/15/2024	2,597,500
		Consumer Finance - 1.10%
		Curo Group Holdings Corp.
3,000,000		8.250%, 09/01/2025 (b)	3,108,750
		PRA Group, Inc.
100,000		7.375%, 09/01/2025 (b)	108,000
			3,216,750
		Diversified Financial Services - 0.41%
		Everi Payments, Inc.
1,160,000		7.500%, 12/15/2025 (b)	1,205,611
		Other Telecommunications - 1.04%
		Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC
2,000,000		7.125%, 12/15/2024 (b)	2,070,000
1,000,000		4.750%, 04/15/2028 (b)	1,000,510
			3,070,510
		Total Financials (Cost $9,725,792)	10,090,371

		Health Care - 2.37%
		Pharmaceuticals - 2.37%
		Bausch Health Americas, Inc.
1,000,000		9.250%, 04/01/2026 (a)(b)	1,088,950
		Bausch Health Companies Inc.
1,500,000		5.500%, 11/01/2025 (a)(b)	1,540,875
500,000		9.000%, 12/15/2025 (a)(b)	536,775
		Horizon Therapeutics USA, Inc.
1,000,000		5.500%, 08/01/2027 (b)	1,063,250
		Teva Pharmaceutical Industries Ltd.
2,500,000		6.750%, 03/01/2028 (a)	2,744,375
		Total Health Care (Cost $6,354,007)	6,974,225

		Industrials - 9.57%
		Aerospace & Defense - 0.36%
		TransDigm, Inc.
500,000		6.250%, 03/15/2026 (b)	528,125
500,000		6.375%, 06/15/2026	518,610
			1,046,735
		Building Products - 1.58%
		Builders FirstSource, Inc.
402,000		6.750%, 06/01/2027 (b)	431,760
4,000,000		5.000%, 03/01/2030 (b)	4,211,440
			4,643,200
		Commercial Services & Supplies - 5.28%
		Cimpress NV
2,000,000		7.000%, 06/15/2026 (a)(b)	2,110,990
		Covanta Holding Corp.
1,500,000		5.875%, 07/01/2025	1,555,567
250,000		5.000%, 09/01/2030	263,183
		Deluxe Corp.
2,500,000		8.000%, 06/01/2029 (b)	2,719,187
		KAR Auction Services, Inc.
2,500,000		5.125%, 06/01/2025 (b)	2,568,625
		Matthews International Corp.
2,260,000		5.250%, 12/01/2025 (b)	2,332,128
		Quad Graphics, Inc.
4,000,000		7.000%, 05/01/2022	3,975,780
			15,525,460
		Construction & Engineering - 1.05%
		Tutor Perini Corp.
3,000,000		6.875%, 05/01/2025 (b)	3,092,250
		Trading Companies & Distributors - 1.30%
		Alta Equipment Group, Inc.
1,750,000		5.625%, 04/15/2026 (b)	1,799,315
		Fly Leasing Ltd.
2,000,000		5.250%, 10/15/2024 (a)	2,022,030
			3,821,345
		Total Industrials (Cost $27,175,236)	28,128,990

		Information - 3.62%
		Data Processing, Hosting, and Related Services - 0.35%
		VM Consolidated, Inc.
1,000,000		5.500%, 04/15/2029 (b)	1,021,060
		Motion Picture and Video Industries - 0.72%
		Lions Gate Capital Holdings LLC
2,000,000		5.500%, 04/15/2029 (b)	2,105,090
		Other Telecommunications - 1.37%
		Avaya, Inc.
1,500,000		6.125%, 09/15/2028 (b)	1,607,475
		Consolidated Communications, Inc.
2,250,000		6.500%, 10/01/2028 (b)	2,424,949
			4,032,424
		Radio and Television Broadcasting - 1.18%
		Audacy Capital Corp.
200,000		6.750%, 03/31/2029 (b)	208,002
		iHeartCommunications, Inc.
2,000,000		8.375%, 05/01/2027	2,145,020
100,000		5.250%, 08/15/2027 (b)	104,740
		Nexstar Broadcasting, Inc.
500,000		4.750%, 11/01/2028 (b)	514,375
		Scripps Escrow II, Inc.
500,000		3.875%, 01/15/2029 (b)	496,755
			3,468,892
		Total Information (Cost $10,185,401)	10,627,466

		Information Technology - 1.59%
		Technology Hardware, Storage & Peripherals - 1.59%
		Diebold Nixdorf, Inc.
4,000,000		8.500%, 04/15/2024	4,100,000
500,000		9.375%, 07/15/2025 (b)	555,968
		Total Information Technology (Cost $4,474,816)	4,655,968

		Management of Companies and Enterprises - 0.76%
		Management of Companies and Enterprises - 0.76%
		At Home Holding III, Inc.
2,000,000		8.750%, 09/01/2025 (b)	2,236,240
		Total Management of Companies and Enterprises (Cost $2,052,125)	2,236,240

		Manufacturing - 1.43%
		Aerospace Product and Parts Manufacturing - 0.34%
		TransDigm, Inc.
1,000,000		4.875%, 05/01/2029 (b)	1,011,250
		Petroleum and Coal Products Manufacturing - 0.34%
		Calumet Specialty Products Partners LP / Calumet Finance Corp.
1,000,000		7.750%, 04/15/2023	998,600
		Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing - 0.75%
		Rayonier AM Products, Inc.
2,100,000		7.625%, 01/15/2026 (b)	2,196,610
		Total Manufacturing (Cost $4,146,602)	4,206,460

		Materials - 2.49%
		Chemicals - 0.73%
		Chemours Co/The
2,000,000		5.750%, 11/15/2028 (b)	2,142,500
		Metals & Mining - 1.76%
		Commercial Metals Co.
250,000		5.375%, 07/15/2027	265,204
500,000		3.875%, 02/15/2031	503,750
		Taseko Mines Ltd.
3,000,000		7.000%, 02/15/2026 (a)(b)	3,131,250
		Warrior Met Coal, Inc.
1,250,000		8.000%, 11/01/2024 (b)	1,270,312
			5,170,516
		Total Materials (Cost $7,052,018)	7,313,016

		Professional, Scientific, and Technical Services - 0.90%
		Advertising, Public Relations, and Related Services - 0.35%
		Outfront Media Capital LLC / Outfront Media Capital Corp.
1,000,000		4.625%, 03/15/2030 (b)	1,017,000
		Other Professional, Scientific, and Technical Services - 0.55%
		Sabre GLBL, Inc.
1,500,000		7.375%, 09/01/2025 (b)	1,633,155
		Total Professional, Scientific, and Technical Services (Cost $2,510,700)	2,650,155

		Real Estate and Rental and Leasing - 1.12%
		Lessors of Real Estate - 1.12%
		IIP Operating Partnership LP
3,000,000		5.500%, 05/25/2026 (b)	3,091,309
		Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC
200,000		6.500%, 02/15/2029 (b)	200,779
		Total Real Estate and Rental and Leasing (Cost $3,200,000)	3,292,088

		Wholesale Trade - 1.56%
		Drugs and Druggists' Sundries Merchant Wholesalers - 0.18%
		Herbalife Nutrition Ltd / HLF Financing, Inc.
500,000		7.875%, 09/01/2025 (a)(b)	544,375
		Grocery and Related Product Merchant Wholesalers - 0.68%
		Primo Water Holdings, Inc.
2,000,000		4.375%, 04/30/2029 (b)	2,002,500
		Machinery, Equipment, and Supplies Merchant Wholesalers - 0.70%
		TransDigm, Inc.
1,000,000		5.500%, 11/15/2027	1,043,750
1,000,000		4.625%, 01/15/2029 (b)	1,003,290
			2,047,040
		Total Wholesale Trade (Cost $4,500,606)	4,593,915

		TOTAL CORPORATE BONDS (Cost $169,600,341)	177,629,841

		BANK LOANS - 13.68%
		Aerospace & Defense - 1.87%
3,609,671		Maxar Technologies Ltd., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.750%)	3,581,479
1,920,947		TransDigm, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.250%)	1,899,490
			5,480,969
		Broadcasting - 0.34%
559,678		CBS Radio, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.500%)	555,271
431,373		Nexstar Media Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.500%)	430,922
			986,193
		Construction & Engineering - 1.03%
2,978,750		Tutor Perini Corp., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.750%)	3,018,472
		Diversified Consumer Services - 0.33%
1,000,000		Weight Watchers International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.500%)	1,004,165
		Finance - 0.67%
1,950,000		Fly Willow Funding Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 6.000%)	1,969,500
		Food Products - 0.52%
1,528,000		Atkins Nutritionals, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.750%)	1,537,710
		Healthcare - 2.37%
2,000,000		RadNet, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.000%)	2,002,500
5,000,000		PetIQ Holdings LLC., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.250%)	4,971,875
			6,974,375
		Internet & Direct Marketing Retail - 0.85%
2,500,000		Magnite, Inc.., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.000%)	2,500,000
		Media - 0.74%
977,588		The E.W. Scripps Co., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.562%)	975,754
233,125		The E.W. Scripps Co., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.000%)	233,320
962,500		The E.W. Scripps Co., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.000%)	959,319
			2,168,393
		Metals & Mining - 0.62%
1,906,004		U.S. Silica Co., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.000%)	1,827,391
		Oil, Gas & Consumable Fuels - 0.33%
970,000		Keane Group Holdings, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.000%)	960,300
		Pharmaceuticals - 0.68%
2,000,000		Jazz Financing Lux Sarl., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.500%)	2,008,590
		Retailers (other than Food/Drug) - 0.34%
1,000,000		JO-ANN STORES T/L (6/21), Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.750%)	995,000
		Services - 0.51%
1,492,500		Sabre GLBL, Inc. Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.000%)	1,504,313
		Software - 0.46%
221,847		SS&C Technologies Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.750%)	219,565
168,551		SS&C Technologies Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.750%)	166,817
971,889		SS&C Technologies Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.750%)	962,549
			1,348,931
		Specialty Retail - 0.51%
1,496,250		Rent-A-Center Inc/TX, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.000%)	1,499,991
		Telecommunications - 1.51%
1,500,000		Avaya, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.000%)	1,505,625
2,928,009		Consolidated Communications, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.500%)	2,937,394
			4,443,019
		TOTAL BANK LOANS (Cost $40,010,771)	40,227,312

		SHORT TERM INVESTMENTS - 6.35%
		Investment Company - 6.35%
18,661,000		Fidelity Investments Money Market Funds - Government Portfolio - Class I - 0.01% (c)	18,661,000
		Total Investment Company	18,661,000

		TOTAL SHORT TERM INVESTMENTS (Cost $18,661,000)	18,661,000

		Total Investments Cost ($275,091,720) - 99.73%	293,159,228
		Other Assets in Excess of Liabilities - 0.27%	789,958
		TOTAL NET ASSETS - 100.00%	$293,949,186

	(a)	Foreign Issued Security. The total value of these securities amounted to $17,704,245 (6.02% of net assets) at June 30, 2021.
	(b)	144A securities. The total value of these securities amounted to $135,648,309 (46.15% of net assets) at June 30, 2021.
	(c)	The rate quoted is the annualized seven-day effective yield as of June 30, 2021.
	(d)	Callable at any dividend payment date on or after date disclosed.
	(e)	Fixed to floating rate. Effective date of change and formula disclosed. Rate disclosed is as of June 30, 2021.
	*	See the accompanying Notes regarding valuation of securities.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

INVESTMENT VALUATION

Equity securities and debt securities traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and ask price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board of Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the net asset value (“NAV”) has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to the Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on the position; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. As of June 30, 2021, the Fund did not hold fair valued securities.

Debt securities with remaining maturities of 60 days or less are normally valued at the last reported sale price. If there is no trade on the particular day, then the security will be priced at the mean between the most recent bid and ask prices.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds’ investment objectives and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued utilizing the Funds’ corporate bond valuation policies.

FOREIGN INVESTMENT RISK

Investing in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments abroad; market instInvesting in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs (American Depositary Receipt) carry similar risks. In addition to risks associated with investing in foreign securities, there are special risks associated with investments in China and Hong Kong, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations, differing legal standards and rapid fluctuations in inflation and interest rates. The Chinese government could, at any time, alter or discontinue economic reform programs implemented since 1978.

Summary of Fair Value Exposure at June 30, 2021

In accordance with FASB ASC 820, Fair Value Measurements (“ASC 820”), fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 —Valuations based on significant unobservable inputs (including a Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the market place. The inputs will be considered by Kornitzer Capital Management (“Advisor”), along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above and in the Foreign Investment Risk note above.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions made by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of June 30, 2021. These assets are measured on a recurring basis.

Buffalo High Yield Fund
	Level 1	Level 2	Level 3	Total
Preferred Stocks	$6,768,793	-	-	$6,768,793
Convertible Bonds	-	49,872,282	-	49,872,282
Corporate Bonds	-	177,629,841	-	177,629,841
Bank Loans	40,227,312	-	-	40,227,312
Short Term Investments	18,661,000	-	-	18,661,000
Total*	$65,657,105	$227,502,123	-	$293,159,228

* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

TRANSACTIONS WITH AFFILIATES
Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. There were no affiliated companies held in any of the Buffalo Funds during the period ended June 30, 2021.

FOREIGN CURRENCY TRANSLATION
Values of investments denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange on the day of valuation. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the respective dates of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate, for both ﬁnancial reporting and tax purposes.

PURCHASED AND WRITTEN OPTIONS CONTRACTS
The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, a Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, a Fund has the obligation to sell the security at the exercise price during the exercise period. The Fund did not hold written or purchased call options of June 30, 2021. The Fund’s maximum payout in the case of written call option contracts cannot be determined. As a holder of a put option, a Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, a Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The Fund did not hold any purchased or written put options as of June 30, 2021.  The premium that a Fund pays when purchasing an option or receives when writing an option will reﬂect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option at the time of purchase.  A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a speciﬁed amount of a security at a ﬁxed price (the exercise price) during a speciﬁed period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.  Exchange traded options are valued at the composite price, using the National Best Bid and Oﬀer quotes (“NBBO”). NBBO consists of the highest bid prices and lowest ask prices across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Speciﬁcally, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Non exchange traded options also will be valued at the mean between the last bid and ask quotations. For options where market quotations are not readily available, a fair value shall be determined as set forth in the Fund’ fair valuation guidelines.  The Fund may use options with the objective to generate income as a non-principal investment strategy. A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to the Fund.